SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

No subsequent events between the end of the fiscal year ended December 31, 2017 and the date of the issuance of these consolidated financial statements have had a material effect on the financial position or the results of operations of the Company, in addition to those already considered in these financial statements.